Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Summary of Principal Accounting Policies
Basis of presentation	(a) Basis of presentation The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of consolidation

(b) Basis of consolidation

The consolidated financial statements include the financial statements of Leju, its majority owned subsidiaries and its VIEs, Beijing Leju, Shanghai Yi Xin and Beijing Jiajujiu. All inter-company transactions and balances have been eliminated in consolidation.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The VIE arrangements

PRC regulations currently prohibit or restrict foreign ownership of companies that provide internet content and advertising services. To comply with these regulations, the Group provides such activities relating to real estate projects through its VIEs and their subsidiaries. To provide the Group effective control over and the ability to receive substantially all of the economic benefits of its VIEs and their subsidiaries, certain of the Company’s subsidiaries, Shanghai SINA Leju, Shanghai Yi Yue and Beijing Maiteng (collectively, the “Foreign Owned Subsidiaries”) entered into a series of contractual arrangements with Beijing Leju, Shanghai Yi Xin and Beijing Jiajujiu (collectively the “VIEs”) and their respective shareholders, respectively, as summarized below:

Name of Foreign Owned Subsidiaries	Foreign Owned Subsidiaries’ Economic Ownership of VIES	Name of VIEs	Activities of VIEs
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business

The VIEs hold the requisite licenses and permits necessary to conduct internet content and advertising services activities relating to real estate projects from which foreign ownership of companies are prohibited or restricted. In addition, the VIEs hold leases and other assets necessary to operate such business and generate a majority of the Group’s revenues.

Agreements that Transfer Economic Benefits of the VIEs to the Group

Exclusive Consulting and Technical Support Agreement.    Pursuant to an exclusive consulting and technical support agreement between the Foreign Owned Subsidiaries and the respective VIEs, the Foreign Owned Subsidiaries provide the respective VIEs with a series of consulting and technical support services and are entitled to receive related fees. The term of this exclusive technical support agreement will expire upon dissolution of the VIEs. Unless expressly provided by this agreement, without prior written consent of the Foreign Owned Subsidiaries, the VIEs may not engage any third party to provide the services offered by the Foreign Owned Subsidiaries under this agreement.

Agreements that Provide Effective Control over VIEs

Exclusive Call Option Agreement.     Each of shareholders of the VIEs has entered into an exclusive call option agreement with the respective Foreign Owned Subsidiaries. Pursuant to these agreements, each of the shareholders of the VIEs has granted an irrevocable and unconditional option to the respective Foreign Owned Subsidiaries or their designees to acquire all or part of such shareholder’s equity interests in VIEs at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in the VIEs will be equal to the registered capital of the VIEs, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. In addition, the VIEs irrevocably and unconditionally granted the respective Foreign Owned Subsidiaries an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the assets of the VIEs. The exercise price for purchasing the assets of the VIEs will be equal to their respective book values, and if PRC law requires the price to be greater than the book value, the price will be the minimum amount as permitted by PRC law. The call option may be exercised by the respective Foreign Owned Subsidiaries or their designees.

Loan Agreement.     Under the loan agreement among shareholders of the VIEs and the respective Foreign Owned Subsidiaries, the respective Foreign Owned Subsidiaries granted an interest-free loan to the shareholders of the VIEs, solely for their purchase of the equity interest of the VIEs, investing or operating activities conducted in the VIEs. Each loan agreement will be due upon the earlier of twenty years from the date of execution or the expiration of the term of business of VIEs.

Shareholder Voting Right Proxy Agreement.     Each of the shareholders of the VIEs irrevocably grant any person designated by the respective Foreign Owned Subsidiaries the power to exercise all voting rights to which he will be entitled to as shareholder of the VIEs at that time, including the right to declare dividends, appoint and elect board members and senior management members and other voting rights.

Each shareholder voting right proxy agreement has a term of twenty years, unless it is early terminated by all parties in writing or pursuant to provision of this agreement. The term of the agreement will be automatically extended for one year upon the expiration, if the Foreign Owned Subsidiary gives the other parties written notice requiring the extension at least 30 days prior to expiration and the same mechanism will apply subsequently upon the expiration of each extended term.

Equity Pledge Agreement.     Each of the shareholders of the VIEs has also entered into an equity pledge agreement with the respective Foreign Owned Subsidiaries. Pursuant to which these shareholders pledged their respective equity interest in the VIEs to guarantee the performance of the obligations of the VIEs. The Foreign Owned Subsidiaries, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the equity pledge agreement, each shareholder of the VIEs cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in the VIEs without the prior written consent of the respective Foreign Owned Subsidiaries. The equity pledge right enjoyed by the Foreign Owned Subsidiaries will expire when shareholders of the VIEs have fully performed their respective obligations under the above agreements. The equity pledges of the VIEs have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC.

Risks in relation to the VIE structure

The Company believes that the Foreign Owned Subsidiaries’ contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and the interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIEs also depends on the power of attorney the Foreign Owned Subsidiaries have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, the Foreign Owned Subsidiaries or the VIEs.

The Company, through its subsidiaries and through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIEs. Accordingly, the Company is the primary beneficiary of the VIEs and has consolidated the financial results of the VIEs.

The following financial statement amounts and balances of the Group’s VIEs were included in the accompanying consolidated financial statements, after elimination of inter-company balances and transactions:

	As of December 31,
	2015	2016
	$	$
Cash and cash equivalents	59,170,627	89,160,450
Accounts receivable, net of allowance for doubtful accounts	111,300,756	62,212,257
Customer deposits	38,710,027	12,061,362
Amounts due from related parties	13,238,930	1,259,992
Other current assets	14,372,034	1,374,518

Total current assets	236,792,374	166,068,579
Total non-current assets	50,431,189	51,697,208

Total assets	287,223,563	217,765,787

Accounts payable	327,140	1,573,620
Accrued payroll and welfare expenses	34,784,706	29,742,853
Income tax payable	27,599,392	29,890,262
Other tax payable	17,268,065	13,360,481
Amounts due to related parties	1,418,096	1,581,349
Advance from customers	5,366,944	4,960,924
Liability for accrued marketing and advertising expenses	733,473	6,271,191
Liability for unpaid consideration of acquiring non-controlling interest	7,338,593	—
Other current liabilities	6,340,375	6,809,176

Total current liabilities	101,176,784	94,189,856
Deferred tax liabilities, non-current	523,874	533,401

Total liabilities	101,700,658	94,723,257

	Year Ended December 31,
	2014	2015	2016
	$	$	$
Total revenues	484,511,682	558,714,556	540,838,424
Cost of revenues	(41,218,756)	(48,032,280)	(45,641,656)
Net income	2,532,232	3,307,694	2,286,007
Net cash provided by operating activities	57,761,765	41,577,844	43,652,445
Net cash used in investing activities	(10,927,762)	(13,884,075)	(1,945,215)
Net cash used in financing activities	(14,418,056)	(59,873,366)	(6,782,336)

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations or are restricted solely to settle the VIEs’ obligations. The Company has not provided any financial support that it was not previously contractually required to provide to the VIEs.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, evaluation of goodwill, allowance for doubtful accounts, assumptions related to share-based compensation arrangements, assumptions related to the consolidation of entities in which the Group holds variable interests, valuation allowance on deferred tax, and selling price hierarchy in multiple-deliverable revenue arrangements.

Fair value of financial instruments

(d) Fair value of financial instruments

The Group may have certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Assets measured at fair value on a recurring basis are comprised of marketable securities. The Group uses quoted price in active markets (Level 1 investments) to determine the fair value of marketable securities.

There are no assets or liabilities measured at fair value on a nonrecurring basis in 2014, 2015 and 2016.

For cash and cash equivalents, accounts receivable, customer deposits, other receivables, accounts payable, other payables, and amounts due from/to related parties, the carrying value approximates the fair value due to their short-term nature.

Business combinations

(e) Business combinations

Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Marketable securities

(g) Marketable securities

Marketable securities include securities that are classified as trading securities. Trading securities represent equity securities that are bought and held principally for the purpose of selling them in the near term, and they are reported at fair value, with both unrealized and realized gains and losses reported in other income (loss). The fair value of marketable securities is based upon the quoted price in an active market for identical instruments (Level 1).

Customer deposits

(h) Customer deposits

The Group provides online e-commerce services for customers. Some real estate developers require the Group to pay an upfront and refundable deposit to obtain the exclusive e-commerce services agreement of the real estate development projects. These deposits are refunded to the Group subject to certain pre-determined criteria specified in the contracts. Customer deposits are recorded as either current or non-current assets based on the Group’s estimate of the date of refund. As of December 31, 2016, all customer deposit are refundable within 12 months and none of them passed the original due date.

Investment in affiliates

(i) Investment in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% in common stock or higher to represent a presumption that they are able to exert significant influence.

Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the income statement and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported. As of December 31, 2015 and 2016, the Group determined that no such events were present.

Property and equipment, net

(j) Property and equipment, net

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

Intangible assets, net

(k) Intangible assets, net

Acquired intangible assets mainly consist of advertising agency agreement and license agreements with SINA, exclusive rights with Baidu, Inc. (“Baidu”), customer relationships, Database license, and non-compete agreements from business combinations and are recorded at fair value on the acquisition date. All intangible assets, with the exception of customer relationships, are amortized ratably over the contract period. Intangible assets resulting out of acquired customer relationships are amortized based on the timing of the revenue expected to be derived from the respective customer.

Impairment of long-lived assets

(l) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

Impairment of goodwill and indefinite lived intangible assets

(m) Impairment of goodwill and indefinite lived intangible assets

The Group performs an annual goodwill impairment test comprised of two steps. The first step compares the fair value of the Group to its carrying amount, including goodwill and indefinite lived intangible assets. If the fair value of the Group exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of the Group exceeds its fair value, the second step compares the implied fair value of goodwill and indefinite lived intangible assets to the carrying value of the Group’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the Group. The excess of the fair value of the Group over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Management performs a goodwill impairment test at the Group level as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired.

Intangible assets with an indefinite life are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

Income taxes

(n) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Group records interest and penalties as a component of income tax expense.

Share-based compensation

(o) Share-based compensation

Share-based compensation cost is measured on the grant date, based on the fair value of the award, and recognized as an expense over the requisite service period. Management has made an estimate of expected forfeitures and recognizes compensation cost only for those equity awards expected to vest.

Revenue recognition

(p) Revenue recognition

The Group recognizes revenue when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded, net of sales related taxes.

The Group generates real estate online revenues principally from e-commerce, online advertising, and listing services.

The Group e-commerce services primarily include discount coupon advertising and facilitating transactions. The Group provides property viewing and pre-sale customer support free of charge in connection with the sale of discount coupons. E-commerce revenues are principally generated from selling discount coupons to potential property buyers. Those discount coupons allow buyers to purchase specified properties from real estate developers at discounts greater than the face value of the fees charged by the Group. The discount coupons are refundable to the buyers at any time before they are used to purchase the specified properties. The Group recognizes such e-commerce revenues upon obtaining confirmation letters that prove the use of coupons by property buyers, and when collections are reasonably assured. Revenues are recognized based on the net proceeds received. The Group facilitates transactions on its proprietary platform for home furnishing business and earns commissions from merchants that are generally determined as a percentage based on the value of merchandise being sold by the merchants. Revenue related to commissions is recognized in the consolidated income statements at the time when the underlying transaction is completed.

Revenue from online advertising services is generated principally from online advertising arrangements, sponsorship arrangements, and to a lesser extent, outsourcing arrangements, and keyword advertising arrangements. Online advertising arrangements allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Sponsorship arrangements allow advertisers to sponsor a particular area on the Group’s websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship arrangements are recognized ratably over the contract period. The Group also generates online advertising revenues from outsourcing certain regional sites for a fixed period of time to local outsourcing partners, who are responsible for both website operation and related advertising sales. Advertising revenues from hosted websites are recognized ratably over the term of the contract. Keyword advertising revenues are recognized ratably over the contract period when collectability is reasonably assured.

The Group also provides listing services to real estate brokers. Listing services entitle real estate brokers to post and make changes to information for properties in a particular area on the website for a specified period of time, in exchange for a fixed fee. Listing revenues are recognized ratably over the contract period of display when collectability is reasonably assured.

There are no multiple elements arrangements within the services provided by the Group. However, E-House has multiple element arrangements that may include provision of online advertising services provided by the Group. The total amounts of revenue earned by the Group related to agreements that have been accounted for as multiple element arrangements by E-House were $4,836,931, $3,689,272, and $7,191,725 in 2014, 2015 and 2016, respectively.

Deferred revenues are recognized when payments are received in advance of revenue recognition.

Cost of revenue

(q) Cost of revenue

Cost of revenue consists of costs associated with the production of websites, which includes fees paid to third parties for internet connection, content and services, editorial personnel related costs, amortization of intangible assets, depreciation associated with website production equipment and fees paid to SINA and other platforms for advertising resources.

Marketing and advertising expenses

(r) Marketing and advertising expenses

Marketing and advertising expenses consists primarily of targeted online and offline marketing costs for promoting our e-commerce projects, increasing our visibility and building our brand, such as Leju property visit, sponsored marketing campaigns, online or print advertising, public relations and sponsored events. The Company expenses all marketing advertising costs as incurred and record these costs within “Selling, general and administrative expenses” on the consolidated statements of operations when incurred. The nature of the Company’s direct marketing activities is such that they are intended to attract subscribers for the online advertising and potential property buyers to purchase the discount coupons. The Group incurred marketing and advertising expenses amounting to $196,396,734, $306,846,482 and $345,862,479 for the years ended December 31, 2014, 2015 and 2016, respectively.

Foreign currency translation

(s) Foreign currency translation

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”) and Hong Kong dollar (“HKD”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur. Transaction gains and losses are recognized in the consolidated statements of operations.

The Group recorded an exchange gain $88,721, $156,641 and $64,650 for the years ended December 31, 2014, 2015 and 2016, respectively, as a component of other income, net.

Government subsidies

(t) Government subsidies

Government subsidies include cash subsidies received by the Company’s subsidiaries in the PRC from local governments. These subsidies are generally provided as incentives for conducting business in certain local districts and are typically granted based on the amount of value-added tax, business tax, and income tax payment generated by the Group in certain local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purpose. The local governments have final discretion as to the amount of cash subsidies. Cash subsidies of $2,525,496, $3,567,965 and $4,586,746 were included in other operating income for the years ended December 31, 2014, 2015 and 2016, respectively. Subsidies are recognized when cash is received and when all the conditions for their receipt have been satisfied.

Concentration of credit risk

(u) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and customer deposit. The Group places its cash and cash equivalents with reputable financial institutions.

The Group regularly reviews the creditworthiness of its customers, and requires collateral or other security from its customers in certain circumstances when accounts receivables’ aging is over one year. The Group establishes an allowance for doubtful accounts primarily based upon factors surrounding the credit risk of specific customers, including creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts.

Movement of the allowance for doubtful accounts for accounts receivable is as follows:

	Year Ended December 31,
	2014	2015	2016
	$	$	$
Balance as of January 1	9,353,689	15,471,020	26,350,814
Provisions for doubtful accounts	11,599,708	18,959,895	14,797,072
Write offs	(5,437,380)	(6,827,314)	(8,081,575)
Changes due to foreign exchange	(44,997)	(1,252,787)	(1,905,971)

Balance as of December 31	15,471,020	26,350,814	31,160,340

The allowance for other receivables was nil for all periods presented.

Earnings per share

(v) Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Year Ended December 31,
	2014	2015	2016
Net income (loss) attributable to Leju ordinary shareholders—basic and diluted	$66,520,894	$35,330,089	$(9,788,839)

Weighted average number of ordinary shares outstanding—basic	129,320,666	134,528,971	135,220,210
Stock options	3,181,434	1,695,003	—

Weighted average number of ordinary shares outstanding—diluted	132,502,100	136,223,974	135,220,210

Basic earnings (loss) per share	$0.51	$0.26	$(0.07)

Diluted earnings (loss) per share	$0.50	$0.26	$(0.07)

Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Year Ended December 31,
	2014	2015	2016
Share options and restricted shares	—	2,464,500	7,746,383

Non-controlling interest

(w) Non-controlling interest

Non-controlling interest are classified as a separate line item in the equity section and disclosures in the Company’s consolidated financial statements have distinguished the interest of Leju from the interest of non-controlling interest holders.

Comprehensive income

(x) Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.

Adoption of New Accounting Pronouncement and Recently issued accounting pronouncements

(y) Adoption of New Accounting Pronouncement

In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes which simplifies the presentation of deferred taxes on the balance sheet by requiring classification of all deferred tax items as noncurrent including valuation allowances by jurisdiction. The ASU is effective for public entities for annual and interim periods beginning after December 15, 2016, and interim periods within those annual reporting periods. Early adoption is permitted as of the beginning of any interim or annual reporting period. The Group has early adopted the ASU in the year ended December 31, 2016.

(z) Recently issued accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)” which amended the existing accounting standards for revenue recognition. The core principle of the new guidance is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the company expects to be entitled in exchange for those goods or services. The new guidance also will result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple element arrangements. Subsequently, the FASB has issued the following standards related to ASU 2014-09: ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing; ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients; and ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The Company must adopt ASU 2016-10, ASU 2016-12 and ASU 2016-20 with ASU 2014-09 (collectively, the “new revenue standards”). The new revenue standards become effective on January 1, 2018. The ASU will not materially impact on the Group’s consolidated financial statements upon adoption.

In January 2016, FASB issued ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10)” to improve the recognition and measurement of financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income and separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The guidance also eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities and the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”. This update requires an entity to recognize lease assets and lease liabilities on the balance sheet and to disclose key information about the entity’s leasing arrangements. ASU 2016-02 is effective for annual reporting periods, and interim periods therein, beginning after December 15, 2018, with early application permitted. A modified retrospective approach is required. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In March 2016, the FASB issued ASU 2016-07, which eliminates the requirement to retroactively adopt the equity method of accounting. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The amendments should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method The Group is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-08, which amends the principal-versus-agent implementation guidance and illustrations in the Board’s new revenue standard (ASC 606). The amendments in this update clarify the implementation guidance on principal versus agent considerations. When another party, along with the reporting entity, is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (as a principal) or to arrange for the good or service to be provided to the customer by the other party (as an agent). The guidance is effective for interim and annual periods beginning after December 15, 2017. The ASU will not materially impact on the Group’s consolidated financial statements upon adoption.

In March, 2016, the FASB issued ASU2016-09, “Compensation-Stock Compensation (Topic 718) Improvements to Employee Share-Based Payment Accounting”. This guidance is intended to simplify the employee share-based payment accounting regarding several aspects, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For public business entities, the amendments in this ASU are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted for any entity in any interim or annual period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In June 2016, the FASB issued ASU 2016-13, “Credit Losses, Measurement of Credit Losses on Financial Instruments”. This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The standard will replace today’s incurred loss approach with an expected loss model for instruments measured at amortized cost. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. This ASU is effective for public entities for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In August 2016, FASB issued ASU 2016-15, “Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments”. This amendment provides guidance on eight targeted areas and how they are presented and classified in the statement of cash flows. This ASU is effective for fiscal years beginning after December 15, 2017, and will require adoption on a retrospective basis. The Group is in the process of assessing the impact of this ASU on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows, Restricted Cash”, which clarifies guidance on the classification and presentation of restricted cash in the statement of cash flows. ASU 2016-18 becomes effective for the Company on January 1, 2018. The adoption of this accounting pronouncement will impact the presentation of restricted cash in the Company’s Consolidated Statements of Cash Flows. The new guidance permits early adoption. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The update affects all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The update is intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The update provides a more robust framework to use in determining when a set of assets and activities is a business, and also provides more consistency in applying the guidance, reduce the costs of application, and make the definition of a business more operable. For public companies, the update is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. The ASU will not impact on the Group’s consolidated financial statements upon adoption.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The update simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. The update also eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The update should be applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition. For public companies, the update is effective for any annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group will early adopt this guidance and is in the process of evaluating the impact on its consolidated financial statements upon adoption.